Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SMART Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	SMART Mid Cap ETF
Class Name	SMART Mid Cap ETF
Trading Symbol	SMCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMART Mid Cap ETF (the "Fund") for the period May 11, 2026 (commencement of operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.smartwayetfs.com/smcp. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 752-2442
Additional Information Website	www.smartwayetfs.com/smcp
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Mid Cap ETF	$11	0.79%
*	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.79%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 3,497,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 3,252
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$3,497
Number of Holdings	32
Total Advisory Fee	$3,252
Portfolio Turnover	56%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
Kiniksa Pharmaceuticals International Plc - Class A	7.6%
Silicon Motion Technology Corp., ADR	7.4%
Cia de Minas Buenaventura SAA	6.6%
Warrior Met Coal, Inc.	6.4%
Hypera SA	5.2%
Eastern Bankshares, Inc.	5.2%
First Busey Corp.	5.0%
Aya Gold & Silver Inc.	4.9%
Customers Bancorp, Inc.	4.7%
Central Puerto SA	4.5%

SMART Small Cap ETF
Shareholder Report [Line Items]
Fund Name	SMART Small Cap ETF
Class Name	SMART Small Cap ETF
Trading Symbol	SSCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMART Small Cap ETF (the "Fund") for the period May 11, 2026 (commencement of operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.smartwayetfs.com/sscp. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 752-2442
Additional Information Website	www.smartwayetfs.com/sscp
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SMART Small Cap ETF	$11	0.79%
*	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
**	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 11	[3]
Expense Ratio, Percent	0.79%	[4]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
Net Assets	$ 3,878,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 3,056
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$3,878
Number of Holdings	33
Total Advisory Fee	$3,056
Portfolio Turnover	63%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
Park Aerospace Corp.	6.9%
Northwest Pipe Co.	6.3%
Kaiser Aluminum Corp.	6.2%
Mama's Creations, Inc.	5.7%
Smith & Wesson Brands, Inc.	5.2%
Flywire Corp.	4.3%
A-Mark Precious Metals, Inc.	3.9%
Zevra Therapeutics, Inc.	3.9%
Himalaya Shipping Ltd.	3.6%
Acadian Asset Management, Inc.	3.5%

SMART Earnings Growth 30 ETF
Shareholder Report [Line Items]
Fund Name	SMART Earnings Growth 30 ETF
Class Name	SMART Earnings Growth 30 ETF
Trading Symbol	SGRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMART Earnings Growth 30 ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.smartwayetfs.com/sgrt/ You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 752-2442
Additional Information Website	www.smartwayetfs.com/sgrt/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SMART Earnings Growth 30 ETF	$37	0.59%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.59%	[5]
Net Assets	$ 62,754,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 112,714
Investment Company, Portfolio Turnover	279.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$62,754
Number of Holdings	24
Total Advisory Fee	$112,714
Portfolio Turnover	279%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
Vertiv Holdings Co. - Class A	12.3%
Western Digital Corp.	11.3%
Micron Technology, Inc.	7.4%
Arrow Electronics, Inc.	5.6%
Welltower, Inc. - REIT	4.8%
Ciena Corp.	4.7%
Dell Technologies, Inc. - Class C	4.7%
BrightSpring Health Services, Inc.	4.7%
Lumentum Holdings, Inc.	4.7%
Southern Copper Corp.	4.4%

SMART Trend 25 ETF
Shareholder Report [Line Items]
Fund Name	SMART Trend 25 ETF
Class Name	SMART Trend 25 ETF
Trading Symbol	STRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SMART Trend 25 ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.smartwayetfs.com/strn/. You can also request this information by contacting us at (877) 752-2442 or by writing the Fund at SMARTWAYETFs ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(877) 752-2442
Additional Information Website	www.smartwayetfs.com/strn/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SMART Trend 25 ETF	$34	0.59%
*	Costs paid as a percentage of $10,000 is an annualized figure.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.59%	[6]
Net Assets	$ 21,513,000
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 47,180
Investment Company, Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$21,513
Number of Holdings	25
Total Advisory Fee	$47,180
Portfolio Turnover	233%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
Eli Lilly & Co.	7.3%
Vertiv Holdings Co. - Class A	6.9%
Welltower, Inc. - REIT	6.8%
Howmet Aerospace, Inc.	6.6%
Comfort Systems USA, Inc.	6.5%
Astera Labs, Inc.	5.6%
Southern Copper Corp.	5.0%
Alphabet, Inc. - Class A	5.0%
Ross Stores, Inc.	5.0%
Alphabet, Inc. - Class C	5.0%

[1]	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
[2]	Costs paid as a percentage of $10,000 is an annualized figure.
[3]	The Fund commenced operations on May 11, 2026. Expenses for a full reporting period would be higher than figures shown.
[4]	Costs paid as a percentage of $10,000 is an annualized figure.
[5]	Costs paid as a percentage of $10,000 is an annualized figure.
[6]	Costs paid as a percentage of $10,000 is an annualized figure.